Intangible assets - Additional Information (Detail) $ in Thousands, $ in Thousands				12 Months Ended
	Sep. 26, 2019	Mar. 17, 2017 USD ($) shares	Mar. 06, 2017	Nov. 30, 2021 USD ($)	Nov. 30, 2021 CAD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2019 USD ($) shares	Nov. 30, 2019 CAD ($)	Nov. 30, 2017 USD ($)	Nov. 30, 2016 USD ($)	Nov. 30, 2021 CAD ($)	Mar. 31, 2021 shares	Nov. 30, 2019 CAD ($) shares	May 15, 2018 shares	Dec. 01, 2017 USD ($)	Dec. 01, 2016 USD ($)	Mar. 31, 2016 USD ($)
Disclosure of detailed information about intangible assets [line items]
Amortisation Expense				$ 3,180		$ 2,951
Net sales				69,823		66,053
Number of shares issued and fully paid | shares												481,928
Trogarzo
Disclosure of detailed information about intangible assets [line items]
Description for purchase price	The purchase price of Trogarzo® for sales occurring in a country forming part of the European Territory is set at (i) 52% of the net selling price of Trogarzo® in such country on annual net sales in such country up to, or equal to, $50,000 and (ii) an amount equal to 57% of the net selling price of Trogarzo® in such country on the portion of annual net sales of Trogarzo® in the European Territory that exceeds annual net sales of Trogarzo® in the European Territory of $50,000.
Europe [Member]
Disclosure of detailed information about intangible assets [line items]
Net sales				1,455		$ 244
Upon first achieving annual net sales of US$ 500,000
Disclosure of detailed information about intangible assets [line items]
Initial payments				40,000
Upon first achieving annual net sales of US$ 1,000,000
Disclosure of detailed information about intangible assets [line items]
Initial payments				100,000
Katana
Disclosure of detailed information about intangible assets [line items]
Number of shares issued | shares												481,928
Acquisition of intangible assets during the year							$ 3,073
Business combination cash consideration transferred							1,965
Business combination shares value of consideration							$ 5
Business combination number of shares issued | shares							900						900
Business combination acquisition costs							$ 75
Business combination contingent consideration fair value							1,028
Katana Amendment Agreement
Disclosure of detailed information about intangible assets [line items]
Acquisition of intangible assets during the year							376	$ 500
Business combination adjustment to the purchase consideration								1,080
Subsidy or grants received								$ 1,200
Regulatory payable milestone related											$ 200
Katana Amendment Agreement | Business Combination Adjustment To Consideration Installment One
Disclosure of detailed information about intangible assets [line items]
Business combination cash consideration transferred													$ 500
Katana Amendment Agreement | Business Combination Adjustment To Consideration Installment Two
Disclosure of detailed information about intangible assets [line items]
Business combination contingent consideration							580
Katana Amendment Agreement | Royalty Related License Peptides | First Five Years
Disclosure of detailed information about intangible assets [line items]
Annual maintenance fees					$ 25
Katana Amendment Agreement | Royalty Related License Peptides | After Five Years
Disclosure of detailed information about intangible assets [line items]
Annual maintenance fees					$ 100
Katana Amendment Agreement | Development Milestone Phase One Clinical Trial
Disclosure of detailed information about intangible assets [line items]
Milestone amount payable				$ 39							50
Katana Amendment Agreement | Development Milestone Phase Two Clinical Trial
Disclosure of detailed information about intangible assets [line items]
Milestone amount payable											100
Katana Amendment Agreement | Development Milestone Phase Three Clinical Trial
Disclosure of detailed information about intangible assets [line items]
Milestone amount payable											200
Katana Amendment Agreement | Top of range | Net Sales Basis
Disclosure of detailed information about intangible assets [line items]
Royalty fees in percentage				2.50%	2.50%
Katana Amendment Agreement | Top of range | Royalty Revenue Sublicense Basis
Disclosure of detailed information about intangible assets [line items]
Royalty fees in percentage				15.00%	15.00%
Katana Amendment Agreement | Bottom of range | Net Sales Basis
Disclosure of detailed information about intangible assets [line items]
Royalty fees in percentage				1.00%	1.00%
Katana Amendment Agreement | Bottom of range | Royalty Revenue Sublicense Basis
Disclosure of detailed information about intangible assets [line items]
Royalty fees in percentage				5.00%	5.00%
Taimed Agreement
Disclosure of detailed information about intangible assets [line items]
Upfront payment		$ 3,000
Percentage of milestone payable															5.00%
Number of shares issued | shares		906,077
Additions to intangibles									$ 3,055	$ 5,207
Acquisition costs									55	$ 207
Launch milestone payable															$ 10,000
Percentage of milestone payments															50.00%
Milestone Payments annual installment																$ 1,500
Additions to intangibles Through cash payment				$ 1,000
Additions to intangibles Through share based payment				4,000
Taimed Agreement | Milestone One
Disclosure of detailed information about intangible assets [line items]
Net sales				20,000
Launch milestone payable															$ 5,000
Taimed Agreement | Milestone One | Europe [Member]
Disclosure of detailed information about intangible assets [line items]
Net sales									$ 50,000
Taimed Agreement | Upon first achieving annual net sales of US$ 50,000
Disclosure of detailed information about intangible assets [line items]
Launch milestone payable															5,000
Taimed Agreement | Upon first achieving annual net sales of US$ 150,000
Disclosure of detailed information about intangible assets [line items]
Initial And Milestone Payments															10,000
Taimed Agreement | Upon first achieving annual net sales of US$ 500,000
Disclosure of detailed information about intangible assets [line items]
Initial milestone periodic payment instalment															20,000
Taimed Agreement | Upon first achieving annual net sales of US$ 1,000,000
Disclosure of detailed information about intangible assets [line items]
Initial And Milestone Payments															50,000
Taimed Agreement | Ordinary shares
Disclosure of detailed information about intangible assets [line items]
Number of shares issued | shares														1,463,505
Taimed Agreement | Commercialization rights- Trogarzo® North American Territory
Disclosure of detailed information about intangible assets [line items]
Intangible Asset Purchase Consideration			52.00%
Initial payments																	$ 5,000
Taimed Agreement | Commercialization rights- Trogarzo® North American Territory | Launch Milestone One
Disclosure of detailed information about intangible assets [line items]
Milestone amount payable							4,557
Milestone amount payable undiscounted				$ 5,000			$ 5,000
Taimed Agreement | Commercialization rights- Trogarzo® North American Territory | Ordinary shares
Disclosure of detailed information about intangible assets [line items]
Number of shares issued | shares														1,463,505
Taimed Agreement | Commercialization Rights Trogarzo
Disclosure of detailed information about intangible assets [line items]
Intangible Assets Agreement Term			12 years
Launch milestone payable															$ 5,000
License Agreement Transfer Plus L P | Katana | Milestone Phase Two Live Demonstration
Disclosure of detailed information about intangible assets [line items]
Business combination contingent consideration											$ 2,300